                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Doyle, Jr.
Title:  President
Phone:  434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.           Lynchburg, VA              07/18/2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          68

Form 13F Information Table Value Total:     127,143
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                          Title of              Value   Shrs or                 Investment Voting  Authority
Name of Issuer             Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------            --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ABB Ltd                    common   000375204     539    19,025                    Sole     19,025
ADM Archer Daniels
  Midland                  common   039483102     457    13,529                    Sole     13,529
Abbott Labs                common   002824100   1,352    25,516                    Sole     25,516
Air Products & Chemicals   common   009158106   1,777    17,975                    Sole     17,975
A T & T                    common   00206R102   1,339    39,730                    Sole     39,730
A T & T Pfd 6.375%        preferred 00211G208   1,179    47,150                    Sole     47,150
Bank of America            common   060505104   2,699   113,067                    Sole    113,067
BB&T                       common   054937107   1,185    52,052                    Sole     52,052
BHP Billiton               common   088606108   2,938    34,482                    Sole     34,482
Boeing                     common   097023105   1,587    24,150                    Sole     24,150
BP                         common   055622104   1,354    19,457                    Sole     19,457
Burling N Sant             common   12189T104     814     8,150                    Sole      8,150
Canadian Natl Railway      common   136375102   1,165    24,225                    Sole     24,225
Caterpillar                common   149123101   2,152    29,150                    Sole     29,150
Chesapeake Energy          common   165167107   2,074    31,440                    Sole     31,440
Chevron Corp               common   166764100   1,247    12,575                    Sole     12,575
Coca-Cola                  common   191216100   1,701    32,716                    Sole     32,716
Conoco Phillips            common   20825C104   5,124    54,289                    Sole     54,289
CSX                        common   126408103     311     4,946                    Sole      4,946
CVS/Caremark               common   126650100   1,269    32,075                    Sole     32,075
Danaher Corp               common   235851102   1,768    22,875                    Sole     22,875
Dqrden Restaurants         common   237194105     912    28,550                    Sole     28,550
Developers Diversified
  Rlty                     common   251591103     869    25,050                    Sole     25,050
Disney                     common   254687106   1,409    45,175                    Sole     45,175
Dominion Resources         common   25746U109   1,560    32,843                    Sole     32,843
Exelon Corp                common   30161N101     816     9,075                    Sole      9,075
Exxon- Mobil               common   30231G102  11,717   132,950                    Sole    132,950
Fedex Corp                 common   31428X106   2,268    28,791                    Sole     28,791
FPL Group                  common   302571104   1,482    22,600                    Sole     22,600
GE                         common   369604103   4,002   149,949                    Sole    149,949
Health Care REIT           common   42217K106     423     9,500                    Sole      9,500
Ingersoll Rand             common   G4776G101   1,966    52,525                    Sole     52,525
Intel                      common   458140100     403    18,775                    Sole     18,775
International Bus. Mach.   common   459200101   2,160    18,225                    Sole     18,225
ishares MSCI EAFE Index    common   464287465   3,324    48,400                    Sole     48,400
ishares MSCI Pac Ex Japan  common   464286665     235     1,725                    Sole      1,725
ishares S&P Mid Cap 400    common   464287507   1,534    18,800                    Sole     18,800
ishares Healthcare Ind     common   464287762   1,389    22,550                    Sole     22,550
ishares Technology Index   common   464287721   1,213    22,375                    Sole     22,375
ITT Industries             common   450911102   1,219    19,250                    Sole     19,250

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
                          Title of             Value    Shrs or                  Investment  Voting   Authority
Name of Issuer             Class     CUSIP   (x $1000)  Pm Amt   SH/PRN Put/Call Discretion   Sole     Shared   None
--------------            -------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
Johnson & Johnson          common  478160104    5,282     82,096                    Sole       82,096
Lincoln Natl Corp          common  534187109    1,772     39,100                    Sole       39,100
3M                         common  604059105    2,673     38,412                    Sole       38,412
Marathon Oil               common  565849106    1,240     23,900                    Sole       23,900
Met Life                   common  59156R108    1,614     30,592                    Sole       30,592
Modine                     common  607828100      138     11,175                    Sole       11,175
National Fuel Gas          common  636180101      388      6,525                    Sole        6,525
Norfolk Southern           common  655844108    2,947     47,023                    Sole       47,023
Norvartis ADR              common  66987V109      691     12,550                    Sole       12,550
Nuveen Municipal Value     common  670928100      342     35,500                    Sole       35,500
PepsiCo                    common  713448108    5,315     83,579                    Sole       83,579
Philip Morris Intl         common  718172109      470      9,511                    Sole        9,511
Plum Creek Timber          common  729251108      937     21,950                    Sole       21,950
Procter & Gamble           common  742718109    7,225    118,807                    Sole      118,807
Progress Energy            common  743263105      786     18,800                    Sole       18,800
Royal Bk of Canada         common  780087102      228      5,100                    Sole        5,100
SPDR Tr I Unit Ser 1       common  78462F103    1,813     14,163                    Sole       14,163
Siemens AG                 common  826197501    1,348     12,240                    Sole       12,240
SunTrust Bank              common  867914103      365     10,081                    Sole       10,081
Texas Instruments          common  882508104      896     31,825                    Sole       31,825
US Bancorp                 common  902973304    2,597     93,125                    Sole       93,125
United Technologies        common  913017109    4,663     75,582                    Sole       75,582
Valero Energy              common  91913Y100      540     13,125                    Sole       13,125
Verizon                    common  92343V104    4,336    122,499                    Sole      122,499
Wachovia                   common  929771103    1,809    116,472                    Sole      116,472
Walgreen                   common  931422109    2,456     75,555                    Sole       75,555
Wash RE Invest             common  939653101    1,116     37,151                    Sole       37,151
Wyeth                      common  983024100      224      4,668                    Sole        4,668
                                              127,143  2,556,788                            2,556,788